OPERATING LEASES (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum payments under non-cancellable operating leases:
2017		$ 23,711
2018		1,273
2019		1,130
2020		1,130
2021		1,130
Total minimum lease payments		28,374
Total rental expense for operating leases		29,600	$ 42,800	$ 600
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost		191,100	47,500
Accumulated depreciation		416,900	$ 15,200
Time charters
Minimum contractual future revenues to be received:
2016		9,235
2017 and thereafter		3,618
Total		$ 12,853
West Africa Gas Limited [Member]
Minimum contractual future revenues to be received:
Time Charter Revenues	$ 1,000